SCHEDULE OF INVENTORIES (Details) - CAD ($)	Sep. 30, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Finished goods	$ 1,473,771	$ 904,858
Parts	36,600	691,678
Inventories	$ 1,510,371	$ 1,596,536